united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 04/30

Date of reporting period: 01/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
January 31, 2017

Shares			Fair Value
	COMMON STOCK - 0.0%
	OIL & GAS - 0.0%
7	Southwestern Energy, Co. *		$ 63
	TOTAL COMMON STOCK (Cost - $63)		63

	EXCHANGE TRADED FUND - 5.0%
	DEBT FUND - 5.0%
500	ProShares Short 20+ Year Treasury *		11,865
	TOTAL EXCHANGE TRADED FUND (Cost - $11,740)		11,865

	MUTUAL FUNDS - 14.3%
	CLOSED-END FUNDS - 14.3%
773	Aberdeen Asia-Pacific Income Fund, Inc.		3,710
323	AllianceBernstein Global High Income Fund, Inc.		4,118
295	Eaton Vance Limited Duration Income Fund		4,162
355	Invesco Dynamic Credit Opportunities Fund		4,427
940	Invesco Senior Income Trust		4,352
873	MFS Intermediate Income Trust		3,846
490	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		3,685
99	PIMCO Dynamic Credit and Mortgage Income Fund		2,050
135	Prudential Global Short Duration High Yield Fund, Inc.		2,037
125	Western Asset Emerging Markets Debt Fund, Inc.		1,900
	TOTAL MUTUAL FUNDS (Cost - $34,345)		34,287

	PREFERRED STOCK - 51.4%
	BANKS - 6.2%
100	Customers Bancorp, Inc., 6.375%		2,657
302	Customers Bancorp, Inc., 7.000%		8,127
140	Morgan Stanley, 7.125%		4,026
			14,810
	CLOSED-END FUNDS - 4.5%
316	Eagle Point Credit Co, Inc., 7.000%		8,184
100	Oxford Lane Capital Corp., 8.125%		2,589
			10,773
	DIVERSIFIED FINANCIAL SERVICES - 6.3%
200	Ares Management LP, 7.000%		5,186
200	Cowen Group, Inc., 8.250%		5,150
200	Medley LLC, 6.875%		4,850
			15,186
	INSURANCE - 4.4%
400	Prudential Financial, Inc., 4.040%		10,440

	INVESTMENT COMPANIES - 17.9%
159	Capitala Finance Corp., 7.125%		4,082
159	Fifth Street Finance Corp., 5.875%		3,996
159	Gladstone Investment Corp., 6.250%		4,054
160	Gladstone Investment Corp., 6.500%		4,064
100	Main Street Capital Corp., 6.125%		2,616
100	Medley Capital Corp., 6.125%		2,500
118	Medley Capital Corp., 6.500%		3,040
240	PennantPark Investment Corp., 6.250%		6,060
120	Prospect Capital Corp., 6.250%		3,112
150	THL Credit, Inc., 6.750%		3,839
117	THL Credit, Inc., 6.750%		3,016
100	Triangle Capital Corp., 6.375%		2,553
			42,932
	OIL & GAS - 4.1%
100	Hess Corp., 8.000%		6,449
150	Southwestern Energy Co., 6.250%		3,320
			9,769
	PIPELINES - 1.7%
157	NuStar Logistics LP, 7.625%		4,082

	PRIVATE EQUITY - 1.7%
158	Hercules Capital, Inc., 6.250%		4,051

	SAVINGS & LOANS - 4.6%
430	WSFS Financial Corp., 6.250%		11,091

	TOTAL PREFERRED STOCK (Cost - $123,126)		123,134

Principal
	CORPORATE BONDS - 5.2%
	BANKS - 5.2%
$ 5,000	Barclays Bank PLC, 1.464%, 6/17/33		3,200
5,000	Goldman Sachs Group, Inc., 3.080%, 3/19/29		4,000
5,000	Union Bankshares Corp., 5.000%, 12/15/21		5,147
	TOTAL CORPORATE BONDS (Cost - $12,443)		12,347

	UNITED STATES GOVERNMENT SECURITIES - 22.0%
6,000	United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/2029		8,249
6,000	United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/2040		8,416
7,000	United States Treasury Inflation Indexed Bonds, 1.000%, 02/15/2046		7,268
7,000	United States Treasury Inflation Indexed Notes, 0.125%, 04/15/2020		7,349
7,000	United States Treasury Inflation Indexed Notes, 0.125%, 04/15/2021		7,234
7,000	United States Treasury Inflation Indexed Notes, 0.125%, 01/15/2023		7,346
7,000	United States Treasury Inflation Indexed Notes, 0.125%, 07/15/2026		6,898
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $52,367)		52,760

Shares
	SHORT-TERM INVESTMENTS - 13.8%
33,151	Fidelity Institutional Government Portfolio, Class I, 0.43% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,151)		33,151

	TOTAL INVESTMENTS - 111.7% (Cost - $267,252) (a)		$ 267,607
	LIABILITIES LESS OTHER ASSETS - (11.7) %		(27,971)
	NET ASSETS - 100.0%		$ 239,636

* Non-income producing security.
** Rate shown represents the rate at January 31, 2017, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $267,252 and differs from market value by net unrealized appreciation (depreciation) as follows:
		Unrealized appreciation:	$ 2,640
		Unrealized depreciation:	(2,268)
		Net unrealized appreciation:	$ 372

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparabl equality, coupon, maturity and type. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Holbrook Income Fund

Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 63	$ -	$ -	$ 63
Exchange Traded Fund	11,865	-	-	11,865
Mutual Funds	34,287	-	-	34,287
Preferred Stock	123,134	-	-	123,134
Corporate Bonds	-	12,347	-	12,347
United States Government Securities	-	52,760	-	52,760
Short-Term Investments	33,151	-	-	33,151
Total Assets	$ 202,500	$ 65,107	$ -	$ 267,607

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date: 03/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date: 03/30/2017

By

/s/ James Colantino

James Colantino, Principal Financial Officer

Date: 03/30/2017